Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance income and costs [line items]
Net movement on hedging instrument in fair value hedges	£ 0	£ 1	£ 0
Gain (loss) on underlying bonds in fair value hedges	4	37	(4)
Gain (loss) on hedging instrument in fair value hedges	4	(36)	4
Related parties [member]
Disclosure of finance income and costs [line items]
Interest receivable	£ 1	£ 1	£ 1